Unaudited Condensed Consolidated Statements of Changes in Equity	Share capital MYR (RM)	Capital contribution (Restated) MYR (RM)	Exchange translation reserve MYR (RM)	Retained earnings (Restated) MYR (RM)	Total attributable to Owners of the Company (Restated) MYR (RM)	Non-controlling interests (Restated) MYR (RM)	MYR (RM)	USD ($)
Balance at Jun. 30, 2023	RM 23,308,795	RM 164,575,283	RM 1,100,190	RM 129,759,331	RM 318,743,599	RM 94,158	RM 318,837,757
Loss for the financial period				(19,190,171)	(19,190,171)	311,459	(18,878,712)	$ (4,108,534)
Gain (Loss) on foreign currency translations			3,070,107		3,070,107		3,070,107	668,141
Total comprehensive loss			3,070,107	(19,190,171)	(16,120,064)	311,459	(15,808,605)
Transaction with Owners
Redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary						(1,000)	(1,000)
Disposal/ strike off of subsidiaries						(300,312)	(300,312)
Total transaction with Owners						(301,312)	(301,312)
Balance at Dec. 31, 2023	23,308,795	164,575,283	4,170,297	110,569,160	302,623,535	104,305	302,727,840
Loss for the financial period							(18,878,712)
Balance at Jun. 30, 2024	23,308,795	164,575,283	1,378,638	74,813,945	264,076,661	400	264,077,061	55,924,833
Loss for the financial period				(27,536,434)	(27,536,434)		(27,536,434)	(6,146,525)
Gain (Loss) on foreign currency translations			(1,132,747)		(1,132,747)		(1,132,747)	(252,845)
Total comprehensive loss			(1,132,747)	(27,536,434)	(28,669,181)		(28,669,181)
Transaction with Owners
Disposal/ strike off of subsidiaries				159,008	159,008		159,008
Total transaction with Owners				159,008	159,008		159,008
Balance at Dec. 31, 2024	RM 23,308,795	RM 164,575,283	RM 245,891	RM 47,436,519	RM 235,566,488	RM 400	RM 235,566,888	$ 52,581,894